Share-based compensation - Restricted share unit plan (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) yr shares installment	Dec. 31, 2021 yr shares	Dec. 31, 2020 USD ($) shares
share-based compensation
Number of vesting installments | installment	4
Vesting period | yr		6.5
Liabilities from share-based payment transactions | $	$ 0		$ 22
Restricted Stock Units
share-based compensation
Number of other equity instruments outstanding in share-based payment arrangement	1,218,796	1,083,542
Performance Share Units
share-based compensation
Vesting period | yr	3
Number of other equity instruments outstanding in share-based payment arrangement	387,025	192,064
Phantom restricted share units
share-based compensation
Number of other equity instruments outstanding in share-based payment arrangement			285,386
Phantom Performance Share Units
share-based compensation
Number of other equity instruments outstanding in share-based payment arrangement			289,815
Common Share | Restricted Stock Units
share-based compensation
Nominal value (in number of equity shares)	1
Common Share | Phantom restricted share units
share-based compensation
Nominal value (in number of equity shares)	1